Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

(11) Commitments and contingencies

From time to time, and in the ordinary course of business, the Company is subject to various claims, charges, and litigation, such as employment-related claims and slip and fall cases. The Company is not currently aware of any legal proceedings or claims that the Company believes will have, individually or in the aggregate, a material adverse effect on the Company’s financial position or result of operations.

(17) Commitments and contingencies

(a) Operating lease commitments

The Company rents equipment, office, and warehouse space at various locations in the United States and Canada under noncancelable operating leases. Rental expense was $18,186, $16,980, and $13,830 for the years ended December 31, 2015, 2014 and 2013, respectively. Approximate annual future commitments under noncancelable operating leases as of December 31, 2015 are as follows:

Amount
2016	$13,272
2017	12,700
2018	11,738
2019	10,325
2020	9,245
Thereafter	44,802

Total	$102,082

(b) Legal matters

From time to time, and in the ordinary course of business, the Company is subject to various claims, charges, and litigation, such as employment-related claims and slip and fall cases. The Company is not currently aware of any legal proceedings or claims that the Company believes will have, individually or in the aggregate, a material adverse effect on the Company’s financial position or result of operations.

(c) Purchase commitments

As of December 31, 2015, the Company had advertising purchase commitments of approximately $15,530, including commitments made by the NAF. In addition, the Company had open purchase orders of approximately $14,361 primarily related to equipment to be sold to franchisees.

(d) Guarantees

The Company has guaranteed certain leases and debt agreements of entities that were previously related through common ownership. These guarantees relate to leases for operating space, equipment, and other operating costs of franchises operated by the related entities. The Company’s maximum obligation, as a result of its guarantees of leases and debt, is approximately $1,871 and $2,896 as of December 31, 2015 and 2014, respectively, and would only require payment upon default by the primary obligor. The Company has determined the fair value of these guarantees at inception is not material, and as of December 31, 2015 and 2014, no accrual has been recorded for the Company’s potential obligation under its guaranty arrangement.

(e) Performance incentive plan

During 2013, the Company adopted the 2013 Performance Incentive Plan, which called for pre-determined bonuses to be paid to employees of the Company upon a future liquidity event of the Company, including an initial public offering that exceeds a predetermined threshold. In connection with the IPO, the Company paid bonuses and recorded expense of $1,688 related to this plan, which are included in selling, general and administrative expense in the accompanying statement of operations.